Condensed financial information of the parent company - Statement of financial position (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Total assets	€ 1,023,856	€ 980,299	€ 976,834
Equity
Share capital	31	35	37	€ 39
Share premium	17,116	17,116	17,116	17,105
Other reserves	(687)	(2,767)	(2,192)
Unappropriated result	36,243	40,299	41,538
Total equity	53,698	55,628	57,004	52,802
Liabilities
Subordinated loans	17,878	15,401
Total liabilities and equity	1,023,856	980,299
Parent company
Assets
Investments in group companies	45,187	43,687
Fixed assets	45,187	43,687
Receivables from group companies	77,739	70,524
Other assets	16	11
Current assets	77,755	70,535
Total assets	122,942	114,222
Equity
Share capital	31	35
Share premium	17,116	17,116
Legal and statutory reserves	78	(773)
Other reserves	31,397	35,761
Unappropriated result	4,080	2,544
Total equity	52,703	54,684	€ 56,500	€ 52,066
Liabilities
Subordinated loans	18,522	16,330
Debenture loans	49,751	42,569
Other non-current liabilities	0	0
Non-current liabilities	68,273	58,899
Amounts owed to group companies	72	56
Other liabilities	1,893	584
Current liabilities	1,966	639
Total liabilities and equity	122,942	114,222
Parent company | Subordinated Loans
Assets
Receivables from group companies	€ 18,523	€ 16,330